Debt and borrowings (Details) - Schedule of long-term debt - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt and borrowings (Details) - Schedule of long-term debt [Line Items]
Total debt	$ 6,148,675	$ 1,510,385	$ 629,877
Less: Current portion	230,419	28,124	105,910
Long term debt and borrowings	5,918,256	1,482,261	523,967
Simple credit line with Banamex [Member]
Debt and borrowings (Details) - Schedule of long-term debt [Line Items]
Total debt	4,432,711
Two-tranche sustainability bond [Member]
Debt and borrowings (Details) - Schedule of long-term debt [Line Items]
Total debt	1,485,545	1,482,261
Credit line with Banamex [Member]
Debt and borrowings (Details) - Schedule of long-term debt [Line Items]
Total debt	200,000
Innova Catalogos [Member]
Debt and borrowings (Details) - Schedule of long-term debt [Line Items]
Total debt		15
Secured credit line with Banamex [Member]
Debt and borrowings (Details) - Schedule of long-term debt [Line Items]
Total debt			373,333
Secured credit line with Banamex One [Member]
Debt and borrowings (Details) - Schedule of long-term debt [Line Items]
Total debt			188,500
Credit line with BBVA [Member]
Debt and borrowings (Details) - Schedule of long-term debt [Line Items]
Total debt			64,721
Interest payable [Member]
Debt and borrowings (Details) - Schedule of long-term debt [Line Items]
Total debt	$ 30,419	$ 28,109	$ 3,323